Acquisitions - Summary of Selected Unaudited Pro Forma Results of Operations Information (Detail) (Level 3 [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Digiplex [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues	$ 733,923	$ 677,468
Operating income	40,763	59,676
Net income (loss)	(11,716)	3,941
Income (loss) per share:
Basic	$ (0.50)	$ 0.20
Diluted	$ (0.50)	$ 0.20
Rave Reviews Cinemas, L.L.C [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues			634,053	566,914
Operating income			72,300	48,902
Net income (loss)			95,580	(9,674)
Income (loss) per share:
Basic			$ 6.06	$ (0.76)
Diluted			$ 5.94	$ (0.76)
Muvico Entertainment, L.L.C [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues		699,826	603,243
Operating income		60,163	58,882
Net income (loss)		$ 4,692	$ 97,595
Income (loss) per share:
Basic		$ 0.24	$ 6.19
Diluted		$ 0.23	$ 6.07